Description of Organization, Business Operations and Going Concern (Details Narrative)	1 Months Ended
Nov. 24, 2020 USD ($) $ / shares shares
Stock issued during the period	22,500,000
Share price per share | $ / shares	$ 10.00
Over-allotment option is exercised	25,875,000
Sale of stock, shares	22,500,000
Sale of stock, per share | $ / shares	$ 10.00
Business combination description	The Company must complete a Business Combination having an aggregate fair market value of at least 80% of the assets held in the Trust Account (as defined below) (excluding taxes payable on income earned on the Trust Account) at the time of the agreement to enter into an initial Business Combination. The Company will only complete a Business Combination if the post-transaction company owns or acquires 50% or more of the outstanding voting securities of the target or otherwise acquires a controlling interest in the target sufficient for it not to be required to register as an investment company under the Investment Company Act of 1940, as amended (the "Investment Company Act"). Upon the closing of the Proposed Public Offering, management has agreed that an amount equal to at least $10.00 per Unit sold in the Proposed Public Offering, including the proceeds from the sale of the Private Units, will be held in a trust account ("Trust Account"), located in the United States and invested only in U.S. government securities, within the meaning set forth in Section 2(a)(16) of the Investment Company Act, with a maturity of 185 days or less or in any open-ended investment company that holds itself out as a money market fund selected by the Company meeting the conditions of Rule 2a-7 of the Investment Company Act, as determined by the Company, until the earlier of: (i) the completion of a Business Combination and (ii) the distribution of the funds in the Trust Account
Proceeds from tangible assets | $	$ 5,000,001
Obligation to redeem percentage of public shares	100.00%
Cash | $	$ 25,000
Working capital deficit | $	$ 5,461
Public Stockholders [Member]
Business combination description	Upon the completion of a Business Combination either (i) in connection with a stockholder meeting called to approve the Business Combination or (ii) by means of a tender offer. The decision as to whether the Company will seek stockholder approval of a Business Combination or conduct a tender offer will be made by the Company, solely in its discretion. The public stockholders will be entitled to redeem their Public Shares for a pro rata portion of the amount then in the Trust Account (initially anticipated to be $10.00 per Public Share, plus any pro rata interest earned on the funds held in the Trust Account and not previously released to the Company to pay its tax obligations). There will be no redemption rights upon the completion of a Business Combination with respect to the Company's warrants. The Public Shares subject to redemption will be recorded at redemption value and classified as temporary equity upon the completion of the Proposed Offering in accordance with the Accounting Standards Codification ("ASC") Topic 480 "Distinguishing Liabilities from Equity."
Third Party [Member] | Transaction Agreement [Member]
Sale of stock, per share | $ / shares	$ 10.00
Goal Acquisitions Sponsor, LLC [Member]
Over-allotment option is exercised	667,500
Sale of stock, shares	600,000
Sale of stock, per share | $ / shares	$ 10.00